Pension and Postretirement Benefits (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 29, 2014 Successor [Member]	Jun. 29, 2014 Successor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Pension and other postretirement benefit expense	$ 36	$ 72	$ 90	$ 181